JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 98.9%
Aerospace & Defense — 1.4%
AAR Corp.	174	5,838
Aerojet Rocketdyne Holdings, Inc.*	386	20,088
AeroVironment, Inc.*	118	13,543
Cubic Corp.	169	10,340
Kaman Corp.	148	7,453
Kratos Defense & Security Solutions, Inc.*	658	17,463
Maxar Technologies, Inc.	328	13,733
National Presto Industries, Inc.	28	2,504
PAE, Inc.*	318	2,639
Parsons Corp.*	120	4,279
Virgin Galactic Holdings, Inc.*	691	30,604

		128,484

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	320	8,131
Atlas Air Worldwide Holdings, Inc.*	140	7,255
Forward Air Corp.	148	10,610
Hub Group, Inc., Class A*	180	9,474

		35,470

Airlines — 0.3%
Hawaiian Holdings, Inc.	240	4,697
SkyWest, Inc.	269	10,488
Spirit Airlines, Inc.*	524	13,593

		28,778

Auto Components — 1.5%
American Axle & Manufacturing Holdings, Inc.*	608	5,356
Cooper Tire & Rubber Co.	270	9,923
Dorman Products, Inc.*	154	13,988
Fox Factory Holding Corp.*	224	26,799
Gentherm, Inc.*	175	10,721
Goodyear Tire & Rubber Co. (The)*	1,251	13,198
LCI Industries	135	17,466
Patrick Industries, Inc.	118	8,149
Veoneer, Inc. (Sweden)*	503	13,224
Workhorse Group, Inc.*	569	19,528

		138,352

Automobiles — 0.1%
Winnebago Industries, Inc.	181	12,500

Banks — 6.0%
1st Source Corp.	95	3,738
Ameris Bancorp	373	14,588
Atlantic Union Bankshares Corp.	422	13,859
BancFirst Corp.	100	5,763
BancorpSouth Bank	517	14,295
Banner Corp.	189	8,359
Berkshire Hills Bancorp, Inc.	273	4,526
Boston Private Financial Holdings, Inc.	426	5,193
Brookline Bancorp, Inc.	424	5,338
Cadence BanCorp	676	12,114
Cathay General Bancorp	402	13,596
Central Pacific Financial Corp.	144	2,863
CIT Group, Inc.	529	19,520
City Holding Co.	84	5,800
Columbia Banking System, Inc.	384	14,792
Community Bank System, Inc.	287	18,612
Community Trust Bancorp, Inc.	78	2,844
CVB Financial Corp.	683	13,271
Eagle Bancorp, Inc.	173	7,351
Eastern Bankshares, Inc.*	1,002	15,972
FB Financial Corp.	167	6,239
First BanCorp (Puerto Rico)	1,171	10,656
First Busey Corp.	266	5,498
First Commonwealth Financial Corp.	504	5,912
First Financial Bancorp	526	9,636
First Interstate BancSystem, Inc., Class A	180	6,959
First Merchants Corp.	291	10,962
First Midwest Bancorp, Inc.	613	10,133
Fulton Financial Corp.	870	11,658
Great Western Bancorp, Inc.	295	7,080
Heartland Financial USA, Inc.	184	7,849
Hilltop Holdings, Inc.	348	10,454
Hope Bancorp, Inc.	661	7,390
Independent Bank Corp.	177	13,289
Independent Bank Group, Inc.	197	12,100
International Bancshares Corp.	299	11,305
National Bank Holdings Corp., Class A	164	5,456
NBT Bancorp, Inc.	234	7,724
OFG Bancorp (Puerto Rico)	275	4,725
Old National Bancorp	887	14,893
Pacific Premier Bancorp, Inc.	506	16,825
Park National Corp.	76	8,209
Renasant Corp.	301	10,655
S&T Bancorp, Inc.	211	5,359
Seacoast Banking Corp. of Florida*	296	9,013
ServisFirst Bancshares, Inc.	252	10,352
Simmons First National Corp., Class A	584	14,425
South State Corp.	381	26,571
Tompkins Financial Corp.	65	4,347
Towne Bank	347	8,050
Trustmark Corp.	340	9,340
United Community Banks, Inc.	465	13,871
Washington Trust Bancorp, Inc.	90	3,922
WesBanco, Inc.	361	10,469
Westamerica BanCorp	144	8,038

		541,758

Beverages — 0.1%
Coca-Cola Consolidated, Inc.	25	6,671
MGP Ingredients, Inc.	71	4,111

		10,782

Biotechnology — 10.8%
Akero Therapeutics, Inc.*	95	2,795
Alector, Inc.*	281	4,732
Alkermes plc*	854	17,925
Allakos, Inc.*	169	22,533
Allogene Therapeutics, Inc.*	354	12,284
Allovir, Inc.*	91	3,328
ALX Oncology Holdings, Inc.*	62	4,913
Amicus Therapeutics, Inc.*	1,398	26,436
AnaptysBio, Inc.*	108	2,799
Annexon, Inc.*	84	1,848
Apellis Pharmaceuticals, Inc.*	297	13,148
Applied Molecular Transport, Inc.*(a)	77	2,699
Applied Therapeutics, Inc.*	72	1,508
Aprea Therapeutics, Inc. (Sweden)*	66	364

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Arcutis Biotherapeutics, Inc.*	115	3,138
Arena Pharmaceuticals, Inc.*	312	23,163
Atara Biotherapeutics, Inc.*	417	7,698
Athenex, Inc.*	391	5,110
Avidity Biosciences, Inc.*	89	2,036
Beam Therapeutics, Inc.*	143	13,789
Biohaven Pharmaceutical Holding Co. Ltd.*	273	23,265
Bioxcel Therapeutics, Inc.*	78	3,613
Black Diamond Therapeutics, Inc.*	84	2,081
Bridgebio Pharma, Inc.*	523	29,674
C4 Therapeutics, Inc.*	53	1,914
CareDx, Inc.*	264	20,178
CEL-SCI Corp.*	198	4,940
Coherus Biosciences, Inc.*	340	6,392
Constellation Pharmaceuticals, Inc.*	162	5,341
Cortexyme, Inc.*	71	2,785
Deciphera Pharmaceuticals, Inc.*	214	9,459
Dicerna Pharmaceuticals, Inc.*	350	7,865
Dynavax Technologies Corp.*	504	3,180
Dyne Therapeutics, Inc.*	92	1,778
Eagle Pharmaceuticals, Inc.*	60	2,800
Editas Medicine, Inc.*	350	21,473
Emergent BioSolutions, Inc.*	242	25,858
Enanta Pharmaceuticals, Inc.*	96	4,614
Epizyme, Inc.*	496	5,431
Esperion Therapeutics, Inc.*(a)	150	4,724
Fate Therapeutics, Inc.*	417	37,793
Forma Therapeutics Holdings, Inc.*	106	4,095
Frequency Therapeutics, Inc.*	166	6,472
G1 Therapeutics, Inc.*	150	3,620
Generation Bio Co.*	111	2,923
Gossamer Bio, Inc.*	246	2,485
Halozyme Therapeutics, Inc.*	682	32,456
Heron Therapeutics, Inc.*	439	7,621
Homology Medicines, Inc.*	174	2,114
IGM Biosciences, Inc.*	36	3,432
Immunovant, Inc.*	268	10,460
Inovio Pharmaceuticals, Inc.*	992	12,648
Insmed, Inc.*	546	20,524
Intellia Therapeutics, Inc.*	315	19,725
Intercept Pharmaceuticals, Inc.*	142	5,004
Ironwood Pharmaceuticals, Inc.*	859	8,779
iTeos Therapeutics, Inc.*	60	1,920
Karuna Therapeutics, Inc.*	88	8,732
Karyopharm Therapeutics, Inc.*	343	5,224
Keros Therapeutics, Inc.*	34	1,940
Kronos Bio, Inc.*	72	1,979
Kura Oncology, Inc.*	347	10,393
Kymera Therapeutics, Inc.*	48	2,974
MacroGenics, Inc.*	301	6,152
Madrigal Pharmaceuticals, Inc.*	50	5,938
Molecular Templates, Inc.*	186	2,130
Morphic Holding, Inc.*	57	1,919
Myovant Sciences Ltd.*	214	4,984
Myriad Genetics, Inc.*	403	11,103
NantKwest, Inc.*	216	4,077
Nkarta, Inc.*	87	3,450
Novavax, Inc.*	314	69,375
Nurix Therapeutics, Inc.*	63	2,292
OPKO Health, Inc.*	2,336	12,638
ORIC Pharmaceuticals, Inc.*	75	2,199
Oyster Point Pharma, Inc.*	66	1,239
Passage Bio, Inc.*	122	2,277
PMV Pharmaceuticals, Inc.*	65	2,219
Praxis Precision Medicines, Inc.*	55	2,799
Precigen, Inc.*	388	3,298
Prelude Therapeutics, Inc.*	59	3,832
PTC Therapeutics, Inc.*	366	21,162
Radius Health, Inc.*	250	4,675
REGENXBIO, Inc.*	183	7,563
Replimune Group, Inc.*	138	5,354
REVOLUTION Medicines, Inc.*	221	9,313
Rocket Pharmaceuticals, Inc.*	225	12,393
Sangamo Therapeutics, Inc.*	630	8,606
Seres Therapeutics, Inc.*	303	7,196
Shattuck Labs, Inc.*(a)	67	3,324
Sorrento Therapeutics, Inc.*	1,185	15,002
Spectrum Pharmaceuticals, Inc.*	783	2,811
SpringWorks Therapeutics, Inc.*	146	12,163
Stoke Therapeutics, Inc.*	107	6,536
Taysha Gene Therapies, Inc.*	45	1,170
TG Therapeutics, Inc.*	578	27,900
Turning Point Therapeutics, Inc.*	227	28,486
Twist Bioscience Corp.*	221	36,363
uniQure NV (Netherlands)*	200	7,082
Vaxcyte, Inc.*	96	2,355
Veracyte, Inc.*	311	17,634
Viela Bio, Inc.*	88	3,052
Viking Therapeutics, Inc.*	330	2,412
Xencor, Inc.*	308	14,091
Y-mAbs Therapeutics, Inc.*	135	5,671
Zentalis Pharmaceuticals, Inc.*	76	2,916

		980,075

Building Products — 2.1%
AAON, Inc.	219	16,206
Advanced Drainage Systems, Inc.	265	21,857
American Woodmark Corp.*	90	7,786
Apogee Enterprises, Inc.	138	4,844
Builders FirstSource, Inc.*	1,100	42,075
Cornerstone Building Brands, Inc.*	222	2,526
Gibraltar Industries, Inc.*	174	15,596
Griffon Corp.	234	5,256
Masonite International Corp.*	131	13,035
Quanex Building Products Corp.	176	3,870
Resideo Technologies, Inc.*	754	17,417
Simpson Manufacturing Co., Inc.	233	21,436
UFP Industries, Inc.	328	17,692

		189,596

Capital Markets — 1.9%
Assetmark Financial Holdings, Inc.*	90	2,072
BGC Partners, Inc., Class A	1,699	6,031
Blucora, Inc.*	258	4,272
Brightsphere Investment Group, Inc.	321	5,884
Churchill Capital Corp. II, Class A*	370	3,741
Cohen & Steers, Inc.	126	8,253
Cowen, Inc., Class A	144	3,622
Diamond Hill Investment Group, Inc.	15	2,223
Focus Financial Partners, Inc., Class A*	176	8,374
Freedom Holding Corp. (Kazakhstan)*	84	4,207
Hamilton Lane, Inc., Class A	167	12,587

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Houlihan Lokey, Inc.	276	17,899
Interactive Brokers Group, Inc., Class A	433	26,495
Moelis & Co., Class A	298	14,814
Piper Sandler Cos.	74	6,758
PJT Partners, Inc., Class A	128	8,831
StepStone Group, Inc., Class A*	104	3,652
Virtu Financial, Inc., Class A	435	12,080
Virtus Investment Partners, Inc.	38	7,980
Waddell & Reed Financial, Inc., Class A	336	8,497
WisdomTree Investments, Inc.	582	3,105

		171,377

Chemicals — 1.9%
American Vanguard Corp.	138	2,284
Balchem Corp.	174	18,623
Chemours Co. (The)	882	23,232
Ferro Corp.*	441	6,081
FutureFuel Corp.	132	1,756
GCP Applied Technologies, Inc.*	259	6,421
HB Fuller Co.	278	14,147
Innospec, Inc.	132	11,588
Koppers Holdings, Inc.*	108	3,594
Kraton Corp.*	171	4,802
Kronos Worldwide, Inc.	114	1,614
Livent Corp.*	785	14,303
Minerals Technologies, Inc.	182	11,217
PQ Group Holdings, Inc.	204	2,811
Quaker Chemical Corp.	71	18,611
Stepan Co.	114	12,846
Tredegar Corp.	132	1,926
Trinseo SA	206	10,471
Tronox Holdings plc, Class A	477	7,322

		173,649

Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	358	13,153
ACCO Brands Corp.	507	4,102
Brady Corp., Class A	260	11,937
BrightView Holdings, Inc.*	156	2,212
Casella Waste Systems, Inc., Class A*	255	14,596
CoreCivic, Inc., REIT	642	4,565
Covanta Holding Corp.	630	8,914
Deluxe Corp.	225	7,625
Harsco Corp.*	423	7,034
Herman Miller, Inc.	316	10,823
HNI Corp.	229	7,387
Interface, Inc.	300	3,012
Knoll, Inc.	240	3,590
Matthews International Corp., Class A	171	5,221
McGrath RentCorp	129	9,003
Pitney Bowes, Inc.	929	8,677
Steelcase, Inc., Class A	473	6,116
UniFirst Corp.	82	17,450
US Ecology, Inc.*	169	5,577
Viad Corp.	108	3,726

		154,720

Communications Equipment — 0.7%
Acacia Communications, Inc.*	206	23,566
ADTRAN, Inc.	257	4,420
Calix, Inc.*	298	9,000
EchoStar Corp., Class A*	271	5,675
Infinera Corp.*	1,036	10,205
NETGEAR, Inc.*	162	6,705
Plantronics, Inc.	201	6,376

		65,947

Construction & Engineering — 1.2%
Aegion Corp.*	165	3,031
API Group Corp.*(b)	747	13,379
Arcosa, Inc.	259	14,450
Comfort Systems USA, Inc.	195	10,809
Dycom Industries, Inc.*	171	13,875
Fluor Corp.	671	11,601
Granite Construction, Inc.	251	7,432
Primoris Services Corp.	240	6,985
Tutor Perini Corp.*	210	3,129
WillScot Mobile Mini Holdings Corp.*	918	21,766

		106,457

Construction Materials — 0.1%
Summit Materials, Inc., Class A*	612	12,564

Consumer Finance — 0.3%
Encore Capital Group, Inc.*	168	4,990
Enova International, Inc.*	186	4,204
Navient Corp.	1,002	11,277
Nelnet, Inc., Class A	112	7,704
World Acceptance Corp.*	21	3,012

		31,187

Containers & Packaging — 0.1%
Greif, Inc., Class A	142	6,413
Pactiv Evergreen, Inc.*	219	3,094

		9,507

Distributors — 0.1%
Core-Mark Holding Co., Inc.	241	7,392

Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc.*	279	10,767
Franchise Group, Inc., Class A	144	5,224
Laureate Education, Inc., Class A*	569	7,403
OneSpaWorld Holdings Ltd. (Bahamas)*	264	2,505
Strategic Education, Inc.	131	11,577
Stride, Inc.*	223	5,742

		43,218

Diversified Financial Services — 0.2%
Cannae Holdings, Inc.*	462	17,551

Diversified Telecommunication Services — 1.1%
ATN International, Inc.	59	2,548
Bandwidth, Inc., Class A*	118	21,020
Cincinnati Bell, Inc.*	264	4,023
Cogent Communications Holdings, Inc.	226	12,871
Iridium Communications, Inc.*	629	30,991
Liberty Latin America Ltd., Class A (Chile)*	252	2,543
Liberty Latin America Ltd., Class C (Chile)*	816	8,070
Vonage Holdings Corp.*	1,252	15,625

		97,691

Electric Utilities — 0.2%
MGE Energy, Inc.	194	12,354
Otter Tail Corp.	220	8,732

		21,086

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Electrical Equipment — 0.5%
Atkore International Group, Inc.*	254	11,268
AZZ, Inc.	138	6,567
Encore Wire Corp.	111	6,410
TPI Composites, Inc.*	171	10,245
Vicor Corp.*	113	9,779

		44,269

Electronic Equipment, Instruments & Components — 2.7%
Badger Meter, Inc.	156	14,307
Benchmark Electronics, Inc.	196	4,965
Fabrinet (Thailand)*	198	15,630
FARO Technologies, Inc.*	96	6,775
II-VI, Inc.*	556	46,743
Insight Enterprises, Inc.*	188	14,307
Itron, Inc.*	217	18,666
Knowles Corp.*	492	9,491
Methode Electronics, Inc.	201	7,588
MTS Systems Corp.	102	5,971
Novanta, Inc.*	189	23,610
OSI Systems, Inc.*	89	8,012
Plexus Corp.*	155	11,922
Rogers Corp.*	100	15,607
Sanmina Corp.*	348	10,823
ScanSource, Inc.*	132	3,193
TTM Technologies, Inc.*	533	7,147
Velodyne Lidar, Inc.*	217	4,711
Vishay Intertechnology, Inc.	711	15,322

		244,790

Energy Equipment & Services — 1.0%
Archrock, Inc.	689	6,111
Cactus, Inc., Class A	255	6,681
ChampionX Corp.*	997	15,244
Core Laboratories NV	239	7,882
Dril-Quip, Inc.*	188	5,663
Frank’s International NV*	630	1,751
Helix Energy Solutions Group, Inc.*	726	2,991
Helmerich & Payne, Inc.	577	14,010
Liberty Oilfield Services, Inc., Class A	343	4,123
NexTier Oilfield Solutions, Inc.*	828	2,749
Oceaneering International, Inc.*	533	4,504
Patterson-UTI Energy, Inc.	1,006	6,187
ProPetro Holding Corp.*	414	3,308
Transocean Ltd.*	3,102	10,423

		91,627

Entertainment — 0.8%
Cinemark Holdings, Inc.	577	11,678
Glu Mobile, Inc.*	793	6,986
IMAX Corp.*	252	4,763
Liberty Media Corp.-Liberty Braves, Class A*	54	1,477
Liberty Media Corp.-Liberty Braves, Class C*	188	5,035
Madison Square Garden Entertainment Corp.*	95	8,431
Warner Music Group Corp., Class A	475	16,668
World Wrestling Entertainment, Inc., Class A	250	14,083

		69,121

Equity Real Estate Investment Trusts (REITs) — 5.1%
Acadia Realty Trust	463	6,713
Agree Realty Corp.	313	19,782
Alexander & Baldwin, Inc.	388	5,867
Alexander’s, Inc.	12	3,206
American Assets Trust, Inc.	268	7,405
American Finance Trust, Inc.	584	4,252
Brandywine Realty Trust	915	10,065
Broadstone Net Lease, Inc., Class A	198	3,570
Brookfield Property REIT, Inc., Class A	210	3,643
CareTrust REIT, Inc.	514	11,544
Centerspace	70	4,896
Columbia Property Trust, Inc.	614	8,350
Corporate Office Properties Trust	602	15,815
DiamondRock Hospitality Co.*	1,070	8,774
Diversified Healthcare Trust	1,278	5,138
Easterly Government Properties, Inc.	436	9,570
Empire State Realty Trust, Inc., Class A	752	7,415
Essential Properties Realty Trust, Inc.	561	11,680
Four Corners Property Trust, Inc.	394	10,386
Franklin Street Properties Corp.	498	2,047
GEO Group, Inc. (The)	651	5,820
Getty Realty Corp.	193	5,128
Global Net Lease, Inc.	480	7,733
Independence Realty Trust, Inc.	509	6,760
Industrial Logistics Properties Trust	350	7,423
Innovative Industrial Properties, Inc.	119	22,267
iStar, Inc.	390	5,920
Kite Realty Group Trust	452	7,205
Lexington Realty Trust	1,486	15,231
LTC Properties, Inc.	211	8,153
Macerich Co. (The)(a)	601	9,436
Mack-Cali Realty Corp.	462	5,881
Monmouth Real Estate Investment Corp.	526	9,116
National Storage Affiliates Trust	334	12,204
Office Properties Income Trust	259	5,993
Physicians Realty Trust	1,117	19,693
PotlatchDeltic Corp.	359	17,146
QTS Realty Trust, Inc., Class A	345	22,459
Retail Opportunity Investments Corp.	633	8,919
Retail Properties of America, Inc., Class A	1,149	10,582
RPT Realty	420	3,885
Safehold, Inc.	77	5,666
Saul Centers, Inc.	66	1,975
Seritage Growth Properties, Class A*	186	3,313
Service Properties Trust	884	9,379
Summit Hotel Properties, Inc.	567	4,593
Tanger Factory Outlet Centers, Inc.	501	7,730
Terreno Realty Corp.	367	20,765
Universal Health Realty Income Trust	69	4,118
Urban Edge Properties	588	8,109
Urstadt Biddle Properties, Inc., Class A	156	2,157
Washington	442	9,697
Xenia Hotels & Resorts, Inc.	610	8,827

		463,401

Food & Staples Retailing — 0.5%
Andersons, Inc. (The)	165	3,795

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Grocery Outlet Holding Corp.*	460	19,637
Rite Aid Corp.*	296	7,782
SpartanNash Co.	186	3,445
United Natural Foods, Inc.*	301	8,151
Weis Markets, Inc.	88	4,337

		47,147

Food Products — 1.3%
B&G Foods, Inc.(a)	345	13,138
Calavo Growers, Inc.	89	6,777
Cal-Maine Foods, Inc.*	200	7,668
Fresh Del Monte Produce, Inc.	163	3,989
Freshpet, Inc.*	218	30,369
Hostess Brands, Inc.*	677	10,392
J&J Snack Foods Corp.	80	12,213
Sanderson Farms, Inc.	106	14,436
Simply Good Foods Co. (The)*	452	12,900
Tootsie Roll Industries, Inc.	90	3,562
Vital Farms, Inc.*	82	2,028

		117,472

Gas Utilities — 0.3%
Chesapeake Utilities Corp.	94	9,534
Northwest Natural Holding Co.	164	7,661
South Jersey Industries, Inc.	540	12,474

		29,669

Health Care Equipment & Supplies — 2.9%
Accelerate Diagnostics, Inc.*	156	1,600
AtriCure, Inc.*	242	14,092
Atrion Corp.	8	5,212
Avanos Medical, Inc.*	257	11,642
Axogen, Inc.*	180	3,123
Axonics Modulation Technologies, Inc.*	158	8,169
BioLife Solutions, Inc.*	137	5,195
Cardiovascular Systems, Inc.*	215	9,673
CONMED Corp.	153	17,121
CryoPort, Inc.*	228	15,550
Eargo, Inc.*	55	2,892
GenMark Diagnostics, Inc.*	365	5,041
Glaukos Corp.*	241	21,374
Inogen, Inc.*	96	4,697
Integer Holdings Corp.*	176	12,989
Meridian Bioscience, Inc.*	231	5,105
Merit Medical Systems, Inc.*	262	14,187
Natus Medical, Inc.*	182	4,435
Neogen Corp.*	285	23,048
Orthofix Medical, Inc.*	102	4,122
Outset Medical, Inc.*	73	3,783
Pulmonx Corp.*	55	3,120
Shockwave Medical, Inc.*	167	19,379
Silk Road Medical, Inc.*	182	9,924
SmileDirectClub, Inc.*	457	6,069
STAAR Surgical Co.*	247	25,337
Varex Imaging Corp.*	204	3,949

		260,828

Health Care Providers & Services — 2.5%
AdaptHealth Corp.*	274	10,486
Addus HomeCare Corp.*	81	9,117
AMN Healthcare Services, Inc.*	252	18,174
BioTelemetry, Inc.*	184	13,149
Brookdale Senior Living, Inc.*	984	4,861
Castle Biosciences, Inc.*	95	6,349
Community Health Systems, Inc.*	603	5,620
CorVel Corp.*	48	4,743
Covetrus, Inc.*	532	18,125
Ensign Group, Inc. (The)	274	21,449
Hanger, Inc.*	198	4,057
Magellan Health, Inc.*	122	11,466
MEDNAX, Inc.*	459	12,517
ModivCare, Inc.*	66	10,466
National HealthCare Corp.	66	4,227
National Research Corp.	72	3,262
Option Care Health, Inc.*	332	6,135
Owens & Minor, Inc.	394	11,457
Progyny, Inc.*	195	9,120
R1 RCM, Inc.*	626	15,794
Select Medical Holdings Corp.*	578	14,855
Tivity Health, Inc.*	201	4,532
Triple-S Management Corp., Class B (Puerto Rico)*	120	2,812
US Physical Therapy, Inc.	69	8,303

		231,076

Health Care Technology — 2.0%
Accolade, Inc.*	83	4,207
Allscripts Healthcare Solutions, Inc.*	840	13,860
Change Healthcare, Inc.*	1,225	29,229
Evolent Health, Inc., Class A*	419	7,152
GoodRx Holdings, Inc., Class A*	212	9,883
Health Catalyst, Inc.*	171	8,495
HMS Holdings Corp.*	475	17,490
Inovalon Holdings, Inc., Class A*	413	10,077
Inspire Medical Systems, Inc.*	144	29,017
NextGen Healthcare, Inc.*	297	5,875
Omnicell, Inc.*	227	26,741
Phreesia, Inc.*	161	10,512
Tabula Rasa HealthCare, Inc.*	116	6,588

		179,126

Hotels, Restaurants & Leisure — 1.5%
Bally’s Corp.	96	5,038
BJ’s Restaurants, Inc.*	120	5,609
Bloomin’ Brands, Inc.	427	8,997
Brinker International, Inc.	243	14,308
Cheesecake Factory, Inc. (The)	225	10,118
Dave & Buster’s Entertainment, Inc.*	255	8,675
Dine Brands Global, Inc.	88	6,051
El Pollo Loco Holdings, Inc.*	96	1,954
Papa John’s International, Inc.	177	18,103
Red Rock Resorts, Inc., Class A	351	8,241
SeaWorld Entertainment, Inc.*	273	7,800
Shake Shack, Inc., Class A*	191	21,663
Wingstop, Inc.	159	23,858

		140,415

Household Durables — 2.8%
Cavco Industries, Inc.*	46	8,678
GoPro, Inc., Class A*	666	5,961
Helen of Troy Ltd.*	136	33,218
Installed Building Products, Inc.*	121	12,697
iRobot Corp.*	151	18,135
KB Home	472	19,654
La-Z-Boy, Inc.	248	9,603
LGI Homes, Inc.*	118	12,592
MDC Holdings, Inc.	275	14,305
Meritage Homes Corp.*	202	16,213

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Purple Innovation, Inc.*	130	4,425
Skyline Champion Corp.*	280	9,416
Sonos, Inc.*	478	12,500
Taylor Morrison Home Corp.*	697	18,108
TopBuild Corp.*	177	35,391
Tri Pointe Homes, Inc.*	672	13,574
Tupperware Brands Corp.*	264	7,941

		252,411

Household Products — 0.4%
Central Garden & Pet Co.*	52	2,199
Central Garden & Pet Co., Class A*	209	8,151
WD-40 Co.	73	22,222

		32,572

Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc.	169	4,872
Clearway Energy, Inc., Class C	411	12,733
Sunnova Energy International, Inc.*	307	13,462

		31,067

Industrial Conglomerates — 0.1%
Raven Industries, Inc.	192	6,196

Insurance — 1.9%
Ambac Financial Group, Inc.*	246	3,547
American Equity Investment Life Holding Co.	494	14,420
AMERISAFE, Inc.	102	5,661
Argo Group International Holdings Ltd.	186	7,505
BRP Group, Inc., Class A*	228	5,292
eHealth, Inc.*	139	6,651
Employers Holdings, Inc.	156	4,758
FBL Financial Group, Inc., Class A	52	2,914
Genworth Financial, Inc., Class A*	2,714	7,708
GoHealth, Inc., Class A*	230	3,061
Goosehead Insurance, Inc., Class A	86	11,490
Horace Mann Educators Corp.	222	8,696
James River Group Holdings Ltd.	164	7,295
Kinsale Capital Group, Inc.	114	21,382
National Western Life Group, Inc., Class A	12	2,160
Palomar Holdings, Inc.*	116	11,552
ProAssurance Corp.	289	5,297
Root, Inc., Class A*	143	2,882
Safety Insurance Group, Inc.	76	5,581
Third Point Reinsurance Ltd. (Bermuda)*	441	4,070
Trupanion, Inc.*	176	19,747
United Fire Group, Inc.	114	3,140
Universal Insurance Holdings, Inc.	150	2,009
Watford Holdings Ltd. (Bermuda)*	107	3,698

		170,516

Interactive Media & Services — 0.4%
ANGI Homeservices, Inc., Class A*	418	5,844
Cars.com, Inc.*	361	4,191
Eventbrite, Inc., Class A*	366	6,533
MediaAlpha, Inc., Class A*	52	2,860
ZoomInfo Technologies, Inc., Class A*	438	21,028

		40,456

Internet & Direct Marketing Retail — 0.8%
Groupon, Inc.*	120	4,100
Overstock.com, Inc.*	229	17,770
Quotient Technology, Inc.*	415	3,677
RealReal, Inc. (The)*	318	7,530
Shutterstock, Inc.	119	7,734
Stitch Fix, Inc., Class A*	306	29,205

		70,016

IT Services — 1.8%
Cardtronics plc, Class A*	191	7,420
Cass Information Systems, Inc.	64	2,598
Conduent, Inc.*	909	4,381
CSG Systems International, Inc.	177	7,627
Endurance International Group Holdings, Inc.*	365	3,460
EVERTEC, Inc. (Puerto Rico)	320	11,104
ExlService Holdings, Inc.*	181	13,879
ManTech International Corp., Class A	146	13,095
NIC, Inc.	360	9,691
Paya Holdings, Inc., Class A*	282	3,655
Repay Holdings Corp.*	370	8,195
Sabre Corp.	1,702	18,348
Shift4 Payments, Inc., Class A*	185	12,027
Switch, Inc., Class A	440	7,577
Sykes Enterprises, Inc.*	212	8,181
TTEC Holdings, Inc.	98	7,407
Unisys Corp.*	338	8,075
Verra Mobility Corp.*	731	9,357
Virtusa Corp.*	153	7,811

		163,888

Leisure Products — 0.7%
Acushnet Holdings Corp.	183	7,470
Callaway Golf Co.	505	14,084
Smith & Wesson Brands, Inc.	300	4,968
Sturm Ruger & Co., Inc.	94	5,956
Vista Outdoor, Inc.*	312	9,101
YETI Holdings, Inc.*	402	26,460

		68,039

Life Sciences Tools & Services — 1.2%
Luminex Corp.	232	6,517
Medpace Holdings, Inc.*	148	19,653
NanoString Technologies, Inc.*	236	16,527
NeoGenomics, Inc.*	596	31,600
Pacific Biosciences of California, Inc.*	1,004	32,479
Personalis, Inc.*	145	5,578

		112,354

Machinery — 4.2%
Alamo Group, Inc.	53	7,398
Albany International Corp., Class A	165	11,471
Altra Industrial Motion Corp.	326	16,760
Astec Industries, Inc.	121	7,196
Chart Industries, Inc.*	189	22,701
Columbus McKinnon Corp.	128	5,528
Enerpac Tool Group Corp.	321	6,507
EnPro Industries, Inc.	108	7,797
ESCO Technologies, Inc.	140	13,311
Evoqua Water Technologies Corp.*	565	15,396
Federal Signal Corp.	325	10,624
Franklin Electric Co., Inc.	206	14,301
Gorman-Rupp Co. (The)	101	3,181
Greenbrier Cos., Inc. (The)	176	6,368
Helios Technologies, Inc.	164	8,946
Hillenbrand, Inc.	401	16,481

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Hyster-Yale Materials Handling, Inc.	52	4,665
John Bean Technologies Corp.	170	19,700
Lindsay Corp.	58	8,110
Meritor, Inc.*	388	10,014
Mueller Industries, Inc.	306	10,450
Mueller Water Products, Inc., Class A	848	10,168
Proto Labs, Inc.*	144	30,499
Rexnord Corp.	645	24,420
SPX Corp.*	240	12,410
SPX FLOW, Inc.*	226	11,971
Standex International Corp.	66	5,406
Tennant Co.	99	6,707
Terex Corp.	372	13,303
TriMas Corp.*	234	7,406
Wabash National Corp.	284	4,530
Watts Water Technologies, Inc., Class A	147	17,650
Welbilt, Inc.*	691	8,921

		380,296

Marine — 0.2%
Matson, Inc.	231	13,814
SEACOR Holdings, Inc.*	103	4,299

		18,113

Media — 1.0%
AMC Networks, Inc., Class A*	160	7,907
Cardlytics, Inc.*	147	17,974
Clear Channel Outdoor Holdings, Inc.*	2,412	4,800
EW Scripps Co. (The), Class A	306	4,532
Gray Television, Inc.*	474	8,082
iHeartMedia, Inc., Class A*	341	4,958
Loral Space & Communications, Inc.	66	1,677
Meredith Corp.	210	4,605
MSG Networks, Inc., Class A*	222	3,834
Scholastic Corp.	156	4,020
Sinclair Broadcast Group, Inc., Class A	251	7,909
TEGNA, Inc.	1,176	18,851

		89,149

Metals & Mining — 1.5%
Allegheny Technologies, Inc.*	680	11,567
Arconic Corp.*	521	13,129
Carpenter Technology Corp.	258	8,060
Century Aluminum Co.*	258	2,516
Cleveland-Cliffs, Inc.	2,142	32,858
Coeur Mining, Inc.*	1,307	11,828
Commercial Metals Co.	644	12,680
Hecla Mining Co.	2,849	16,211
Kaiser Aluminum Corp.	84	7,283
Materion Corp.	109	7,433
Schnitzer Steel Industries, Inc., Class A	144	4,251
Warrior Met Coal, Inc.	275	6,330

		134,146

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Apollo Commercial Real Estate Finance, Inc.	702	7,848
ARMOUR Residential REIT, Inc.	336	3,753
Broadmark Realty Capital, Inc.	667	6,863
Capstead Mortgage Corp.	498	2,659
Colony Credit Real Estate, Inc.	414	3,271
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	404	23,897
Invesco Mortgage Capital, Inc.(a)	936	3,781
KKR Real Estate Finance Trust, Inc.	138	2,363
Ladder Capital Corp.	645	6,340
MFA Financial, Inc.	2,432	8,852
New York Mortgage Trust, Inc.	2,026	7,557
PennyMac Mortgage Investment Trust	530	9,143
Redwood Trust, Inc.	594	5,097
TPG RE Finance Trust, Inc.	321	3,136

		94,560

Multiline Retail — 0.4%
Big Lots, Inc.	192	11,458
Dillard’s, Inc., Class A	39	3,425
Macy’s, Inc.	1,665	25,042

		39,925

Multi-Utilities — 0.2%
NorthWestern Corp.	271	14,761

Oil, Gas & Consumable Fuels — 2.0%
Antero Midstream Corp.	1,534	12,425
Antero Resources Corp.*	1,326	9,202
Arch Resources, Inc.	78	3,738
Comstock Resources, Inc.*	299	1,360
CVR Energy, Inc.	156	2,668
Delek US Holdings, Inc.	332	6,228
Denbury, Inc.*	268	7,667
EQT Corp.	1,478	24,106
Kosmos Energy Ltd. (Ghana)	2,175	4,829
Magnolia Oil & Gas Corp., Class A*	630	5,336
Matador Resources Co.*	589	9,000
Murphy Oil Corp.	775	9,587
Ovintiv, Inc.	1,394	21,969
PBF Energy, Inc., Class A	516	4,371
PDC Energy, Inc.*	534	11,593
Range Resources Corp.*	1,375	12,664
Renewable Energy Group, Inc.*	211	18,906
Southwestern Energy Co.*	3,465	13,063

		178,712

Paper & Forest Products — 0.2%
Glatfelter Corp.	238	3,725
Mercer International, Inc. (Germany)	204	2,305
Neenah, Inc.	90	4,583
Schweitzer-Mauduit International, Inc.	168	6,239

		16,852

Personal Products — 0.6%
Coty, Inc., Class A	1,520	9,682
Edgewell Personal Care Co.	292	9,753
elf Beauty, Inc.*	205	4,461
Inter Parfums, Inc.	95	5,907
Medifast, Inc.	63	14,784
USANA Health Sciences, Inc.*	64	5,297

		49,884

Pharmaceuticals — 1.5%
Aerie Pharmaceuticals, Inc.*	240	4,126
Amneal Pharmaceuticals, Inc.*	588	2,828
Arvinas, Inc.*	165	12,448
Atea Pharmaceuticals, Inc.*	66	4,818
Corcept Therapeutics, Inc.*	561	15,854
Endo International plc*	1,235	8,991
Innoviva, Inc.*	337	4,047
Intra-Cellular Therapies, Inc.*	378	12,153
Nektar Therapeutics*	962	18,951

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
NGM Biopharmaceuticals, Inc.*	96	2,463
Phathom Pharmaceuticals, Inc.*	65	2,502
Pliant Therapeutics, Inc.*	49	1,206
Relmada Therapeutics, Inc.*	72	2,353
Revance Therapeutics, Inc.*	332	8,446
Supernus Pharmaceuticals, Inc.*	283	8,317
Theravance Biopharma, Inc.*	268	4,996
Tilray, Inc. (Canada)*	666	12,055
Zogenix, Inc.*	299	5,669

		132,223

Professional Services — 0.9%
CBIZ, Inc.*	293	7,591
Exponent, Inc.	277	22,875
Forrester Research, Inc.*	59	2,340
Huron Consulting Group, Inc.*	123	6,514
ICF International, Inc.	90	6,942
Kelly Services, Inc., Class A	174	3,396
Korn Ferry	288	13,133
TrueBlue, Inc.*	186	3,458
Upwork, Inc.*	478	19,813

		86,062

Real Estate Management & Development — 0.9%
Forestar Group, Inc.*	84	1,805
Kennedy-Wilson Holdings, Inc.	661	11,363
Marcus & Millichap, Inc.*	126	4,502
Newmark Group, Inc., Class A	853	5,766
RE/MAX Holdings, Inc., Class A	96	3,477
Realogy Holdings Corp.*	619	8,790
Redfin Corp.*	549	39,094
St. Joe Co. (The)	167	7,432
Tejon Ranch Co.*	108	1,720

		83,949

Road & Rail — 0.6%
Heartland Express, Inc.	258	4,843
Marten Transport Ltd.	315	4,993
Saia, Inc.*	140	24,745
Schneider National, Inc., Class B	192	4,032
Werner Enterprises, Inc.	311	12,203

		50,816

Semiconductors & Semiconductor Equipment — 3.3%
ACM Research, Inc., Class A*	54	4,860
Advanced Energy Industries, Inc.*	205	21,029
Ambarella, Inc.*	186	17,551
Amkor Technology, Inc.	572	8,877
Brooks Automation, Inc.	396	30,001
Diodes, Inc.*	226	15,996
FormFactor, Inc.*	415	16,961
Ichor Holdings Ltd.*	120	4,332
Kulicke & Soffa Industries, Inc. (Singapore)	333	11,878
Lattice Semiconductor Corp.*	730	29,280
MACOM Technology Solutions Holdings, Inc.*	248	14,101
MaxLinear, Inc.*	362	11,363
Onto Innovation, Inc.*	262	14,161
Power Integrations, Inc.	321	25,857
Rambus, Inc.*	611	11,606
Semtech Corp.*	349	24,762
SiTime Corp.*	50	6,103
SunPower Corp.*(a)	429	23,170
Veeco Instruments, Inc.*	258	4,763

		296,651

Software — 7.8%
2U, Inc.*	387	15,828
8x8, Inc.*	570	20,093
Alarm.com Holdings, Inc.*	240	22,301
Altair Engineering, Inc., Class A*	232	12,976
Appfolio, Inc., Class A*	90	13,753
Appian Corp.*	203	44,347
Asana, Inc., Class A*	52	1,839
Avaya Holdings Corp.*	403	8,963
Bottomline Technologies DE, Inc.*	210	10,034
Box, Inc., Class A*	774	13,421
Cerence, Inc.*	201	22,494
Cloudera, Inc.*	1,158	17,683
Cornerstone OnDemand, Inc.*	326	13,333
Digital Turbine, Inc.*	400	22,884
Ebix, Inc.	126	6,561
Envestnet, Inc.*	289	22,175
Everbridge, Inc.*	188	24,991
fuboTV, Inc.*	268	11,323
InterDigital, Inc.	165	10,595
LivePerson, Inc.*	334	21,162
Medallia, Inc.*	434	18,011
MicroStrategy, Inc., Class A*	39	24,075
Mimecast Ltd.*	312	13,435
PagerDuty, Inc.*	308	15,009
Ping Identity Holding Corp.*	196	5,862
Pluralsight, Inc., Class A*	539	11,211
Progress Software Corp.	242	9,724
PROS Holdings, Inc.*	210	8,849
Q2 Holdings, Inc.*	272	34,813
Qualys, Inc.*	180	24,925
Rapid7, Inc.*	278	24,136
SailPoint Technologies Holding, Inc.*	488	26,991
Sprout Social, Inc., Class A*	149	9,834
SPS Commerce, Inc.*	189	18,690
Sumo Logic, Inc.*	81	2,787
SVMK, Inc.*	641	16,160
Tenable Holdings, Inc.*	360	17,816
Teradata Corp.*	586	15,763
Varonis Systems, Inc.*	170	30,051
Workiva, Inc.*	214	20,859
Xperi Holding Corp.	567	10,920
Yext, Inc.*	518	8,739
Zuora, Inc., Class A*	537	7,921

		713,337

Specialty Retail — 3.8%
Abercrombie & Fitch Co., Class A	335	7,728
Academy Sports & Outdoors, Inc.*	85	1,828
Asbury Automotive Group, Inc.*	103	14,689
At Home Group, Inc.*	292	7,116
Bed Bath & Beyond, Inc.	676	23,883
Buckle, Inc. (The)	150	5,898
Camping World Holdings, Inc., Class A	197	6,730
Children’s Place, Inc. (The)*	78	5,731
Dick’s Sporting Goods, Inc.	353	23,655
GameStop Corp., Class A*	294	95,550
Group 1 Automotive, Inc.	92	12,661
GrowGeneration Corp.*	255	11,013

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Guess?, Inc.	201	4,667
Michaels Cos., Inc. (The)*	396	6,138
Monro, Inc.	179	10,466
Murphy USA, Inc.	143	17,814
National Vision Holdings, Inc.*	435	20,171
ODP Corp. (The)	283	12,081
Rent-A-Center, Inc.	262	11,345
Sally Beauty Holdings, Inc.*	605	9,135
Signet Jewelers Ltd.*	281	11,414
Sleep Number Corp.*	149	16,053
Sonic Automotive, Inc., Class A	126	5,157
Zumiez, Inc.*	112	4,825

		345,748

Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.*	666	23,669
Corsair Gaming, Inc.*	109	4,118
NCR Corp.*	691	23,052
Super Micro Computer, Inc.*	236	7,316

		58,155

Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.*	362	25,347
G-III Apparel Group Ltd.*	233	6,300
Kontoor Brands, Inc.	252	9,102
Levi Strauss & Co., Class A	357	7,037
Oxford Industries, Inc.	91	5,937
Steven Madden Ltd.	415	13,944

		67,667

Thrifts & Mortgage Finance — 1.6%
Axos Financial, Inc.*	276	10,750
Capitol Federal Financial, Inc.	692	8,595
Columbia Financial, Inc.*	252	3,886
Flagstar Bancorp, Inc.	254	10,884
Kearny Financial Corp.	414	4,285
Meridian Bancorp, Inc.	281	4,257
Mr Cooper Group, Inc.*	385	10,483
NMI Holdings, Inc., Class A*	455	9,651
Northfield Bancorp, Inc.	246	3,041
Northwest Bancshares, Inc.	686	8,746
PennyMac Financial Services, Inc.	222	12,876
Provident Financial Services, Inc.	391	7,241
Rocket Cos., Inc., Class A*(a)	619	13,222
TrustCo Bank Corp.	498	3,098
Walker & Dunlop, Inc.	156	12,842
Washington Federal, Inc.	407	10,655
WSFS Financial Corp.	270	11,602

		146,114

Tobacco — 0.1%
Turning Point Brands, Inc.	64	3,014
Universal Corp.	132	6,055

		9,069

Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	208	14,641
Boise Cascade Co.	210	10,002
GMS, Inc.*	229	6,639
H&E Equipment Services, Inc.	170	4,672
Herc Holdings, Inc.*	132	8,445
NOW, Inc.*	587	4,866
Rush Enterprises, Inc., Class A	227	9,532
Systemax, Inc.	84	3,228
Triton International Ltd. (Bermuda)	364	16,868
WESCO International, Inc.*	236	17,962

		96,855

Water Utilities — 0.4%
American States Water Co.	198	15,297
California Water Service Group	267	14,589
SJW Group	141	9,330

		39,216

Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	267	10,378

TOTAL COMMON STOCKS (Cost $8,512,078)		8,997,235

SHORT-TERM INVESTMENTS — 1.9%
INVESTMENT COMPANIES — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d) (Cost $85,536)	85,536	85,536

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d) (Cost $85,902)	85,902	85,902

TOTAL SHORT-TERM INVESTMENTS (Cost $171,438)		171,438

Total Investments — 100.8% (Cost $8,683,516)		9,168,673
Liabilities in Excess of Other Assets — (0.8)%		(70,566)

Net Assets — 100.0%		9,098,107

Percentages indicated are based on net assets.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $101,882.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini Russell 2000 Index	10	03/2021	USD	103,525	5,317

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$9,168,673	$—	$—	$9,168,673

Appreciation in Other Financial Instruments
Futures Contracts(a)	$5,317	$—	$—	$5,317

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below

For the period ended January 31, 2021
Security Description	Value at November 16, 2020(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	$—	$197,508	$111,972	$—	$—	$85,536	85,536	$4	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	—	89,545	3,643	—	—	85,902	85,902	2	—

Total	$—	$287,053	$115,615	$—	$—	$171,438		$6	$—

(a)	Commencement of operations was November 16, 2020.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2021.